Note 12 - Intangible Assets - Other Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2017
Statement Line Items [Line Items]
Other Intangible Assets	$ 9,744,000	$ 9,375,000	$ 11,920,000
Other Intangible Assets	9,375,000	7,930,000	9,744,000
Other Intangible Assets	(9,744,000)	(9,375,000)	(11,920,000)
Other Intangible Assets	(9,375,000)	(7,930,000)	(9,744,000)
Other Intangible Assets	9,744,000	9,375,000	11,920,000	$ 15,927,000
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	4,033	3,834,000	5,122,000
Other Intangible Assets	3,834,000	2,977,000	4,033
Other Intangible Assets	(4,033)	(3,834,000)	(5,122,000)
Other Intangible Assets	(3,834,000)	(2,977,000)	(4,033)
Other Intangible Assets	3,834,000	2,977,000	4,033	9,606,000
Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,092	2,029,000	2,443,000
Other Intangible Assets	2,029,000	1,827,000	2,092
Other Intangible Assets	(2,092)	(2,029,000)	(2,443,000)
Other Intangible Assets	(2,029,000)	(1,827,000)	(2,092)
Other Intangible Assets	2,029,000	1,827,000	2,092	2,445,000
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	3,572,000	3,465,000	4,171,000
Other Intangible Assets	3,465,000	3,121,000	3,572,000
Other Intangible Assets	(3,572,000)	(3,465,000)	(4,171,000)
Other Intangible Assets	(3,465,000)	(3,121,000)	(3,572,000)
Other Intangible Assets	3,465,000	3,121,000	3,572,000	2,366,000
Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	31,000	19,000	86,000
Other Intangible Assets	19,000	5,000	31,000
Other Intangible Assets	(31,000)	(19,000)	(86,000)
Other Intangible Assets	(19,000)	(5,000)	(31,000)
Other Intangible Assets	19,000	5,000	31,000	698,000
Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	16,000	28,000	98,000
Other Intangible Assets	28,000		16,000
Other Intangible Assets	(16,000)	(28,000)	(98,000)
Other Intangible Assets	(28,000)		(16,000)
Other Intangible Assets	28,000		16,000	$ 812,000
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets	(2,216,000)	(2,421,000)	(1,388,000)
Foreign exchange	18,000	50,000	141,000
Disposals		133,000	21,000
Additions	(223,000)	(868,000)	(990,000)
Other Intangible Assets	(2,421,000)	(3,106,000)	(2,216,000)
Other Intangible Assets	2,216,000	2,421,000	1,388,000
Foreign exchange	(18,000)	(50,000)	(141,000)
Amortization	223,000	868,000	990,000
Disposals		(133,000)	(21,000)
Other Intangible Assets	2,421,000	3,106,000	2,216,000
Other Intangible Assets	(2,421,000)	(3,106,000)	(2,216,000)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	(1,064,000)	(1,158,000)	(677,000)
Foreign exchange	6,000	24,000	75,000
Disposals		133,000	21,000
Additions	(100,000)	(404,000)	(483,000)
Other Intangible Assets	(1,158,000)	(1,405,000)	(1,064,000)
Other Intangible Assets	1,064,000	1,158,000	677,000
Foreign exchange	(6,000)	(24,000)	(75,000)
Amortization	100,000	404,000	483,000
Disposals		(133,000)	(21,000)
Other Intangible Assets	1,158,000	1,405,000	1,064,000
Other Intangible Assets	(1,158,000)	(1,405,000)	(1,064,000)
Accumulated depreciation and amortisation [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	(384,000)	(421,000)	(237,000)
Foreign exchange	4,000	9,000	22,000
Disposals
Additions	(41,000)	(160,000)	(169,000)
Other Intangible Assets	(421,000)	(572,000)	(384,000)
Other Intangible Assets	384,000	421,000	237,000
Foreign exchange	(4,000)	(9,000)	(22,000)
Amortization	41,000	160,000	169,000
Disposals
Other Intangible Assets	421,000	572,000	384,000
Other Intangible Assets	(421,000)	(572,000)	(384,000)
Accumulated depreciation and amortisation [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	(657,000)	(720,000)	(406,000)
Foreign exchange	7,000	15,000	38,000
Disposals
Additions	(70,000)	(273,000)	(289,000)
Other Intangible Assets	(720,000)	(978,000)	(657,000)
Other Intangible Assets	657,000	720,000	406,000
Foreign exchange	(7,000)	(15,000)	(38,000)
Amortization	70,000	273,000	289,000
Disposals
Other Intangible Assets	720,000	978,000	657,000
Other Intangible Assets	(720,000)	(978,000)	(657,000)
Accumulated depreciation and amortisation [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	(111,000)	(122,000)	(68,000)
Foreign exchange	1,000	2,000	6,000
Disposals
Additions	(12,000)	(13,000)	(49,000)
Other Intangible Assets	(122,000)	(133,000)	(111,000)
Other Intangible Assets	111,000	122,000	68,000
Foreign exchange	(1,000)	(2,000)	(6,000)
Amortization	12,000	13,000	49,000
Disposals
Other Intangible Assets	122,000	133,000	111,000
Other Intangible Assets	(122,000)	(133,000)	(111,000)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets
Foreign exchange
Disposals
Additions		(18,000)
Other Intangible Assets		(18,000)
Other Intangible Assets
Foreign exchange
Amortization		18,000
Disposals
Other Intangible Assets		18,000
Other Intangible Assets		(18,000)
Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	11,960,000	11,796,000	13,308,000
Foreign exchange	(126,000)	(244,000)	(1,013,000)
Disposals	(50,000)	(977,000)	(335,000)
Additions	12,000	461,000
Other Intangible Assets	11,796,000	11,036,000	11,960,000
Other Intangible Assets	(11,960,000)	(11,796,000)	(13,308,000)
Foreign exchange	126,000	244,000	1,013,000
Amortization	(12,000)	(461,000)
Disposals	50,000	977,000	335,000
Other Intangible Assets	(11,796,000)	(11,036,000)	(11,960,000)
Other Intangible Assets	11,796,000	11,036,000	11,960,000
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	5,097,000	4,992,000	5,799,000
Foreign exchange	(55,000)	(103,000)	(439,000)
Disposals	(50,000)	(968,000)	(263,000)
Additions		461,000
Other Intangible Assets	4,992,000	4,382,000	5,097,000
Other Intangible Assets	(5,097,000)	(4,992,000)	(5,799,000)
Foreign exchange	55,000	103,000	439,000
Amortization		(461,000)
Disposals	50,000	968,000	263,000
Other Intangible Assets	(4,992,000)	(4,382,000)	(5,097,000)
Other Intangible Assets	4,992,000	4,382,000	5,097,000
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,476,000	2,450,000	2,680,000
Foreign exchange	(26,000)	(51,000)	(204,000)
Disposals
Additions
Other Intangible Assets	2,450,000	2,399,000	2,476,000
Other Intangible Assets	(2,476,000)	(2,450,000)	(2,680,000)
Foreign exchange	26,000	51,000	204,000
Amortization
Disposals
Other Intangible Assets	(2,450,000)	(2,399,000)	(2,476,000)
Other Intangible Assets	2,450,000	2,399,000	2,476,000
Gross carrying amount [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	4,229,000	4,185,000	4,577,000
Foreign exchange	(44,000)	(86,000)	(348,000)
Disposals
Additions
Other Intangible Assets	4,185,000	4,099,000	4,229,000
Other Intangible Assets	(4,229,000)	(4,185,000)	(4,577,000)
Foreign exchange	44,000	86,000	348,000
Amortization
Disposals
Other Intangible Assets	(4,185,000)	(4,099,000)	(4,229,000)
Other Intangible Assets	4,185,000	4,099,000	4,229,000
Gross carrying amount [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	142,000	141,000	154,000
Foreign exchange	(1,000)	(3,000)	(12,000)
Disposals
Additions
Other Intangible Assets	141,000	138,000	142,000
Other Intangible Assets	(142,000)	(141,000)	(154,000)
Foreign exchange	1,000	3,000	12,000
Amortization
Disposals
Other Intangible Assets	(141,000)	(138,000)	(142,000)
Other Intangible Assets	141,000	138,000	142,000
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	16,000	28,000	98,000
Foreign exchange		(1,000)	(11,000)
Disposals		(9,000)	(72,000)
Additions	12,000
Other Intangible Assets	28,000	18,000	16,000
Other Intangible Assets	(16,000)	(28,000)	(98,000)
Foreign exchange		1,000	11,000
Amortization	(12,000)
Disposals		9,000	72,000
Other Intangible Assets	(28,000)	(18,000)	(16,000)
Other Intangible Assets	$ 28,000	$ 18,000	$ 16,000